Prepayments, Other Receivables and Other Assets, Net (Details) - Schedule of movements in allowance for ECLs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Movements In Allowance For Ecls Abstract
At the beginning of the year		[1]
Impairment losses, net	20		[1]
Amount written off as uncollectible
At the end of the year	¥ 20		[1]

[1]	Less than RMB1,000